Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Reconciliation of Investments In Equity Affiliates
The following table is a reconciliation of our investments in equity affiliates as presented on our consolidated balance sheets:

	2020	2019
Beginning of year	$3,695	$6,245
Additional investments	178	448
Acquisition of remaining interest in HBO LAG	(1,141)	—
Disposition of CME	(749)	—
Disposition of Hudson Yards	—	(1,681)
Disposition of Hulu	—	(689)
Disposition of Game Show Network	—	(288)
Equity in net income (loss) of affiliates	95	6
Dividends and distributions received	(133)	(301)
Currency translation adjustments	(10)	(10)
Impairments	(146)	—
Other adjustments	(9)	(35)
End of year	$1,780	$3,695